NOTE RECEIVABLES	6 Months Ended
Mar. 31, 2026
Note Receivables
NOTE RECEIVABLES

10. NOTE RECEIVABLES

On April 28, 2023, the Company completed the sale of Stand Best Creation Limited and its subsidiaries, Hengda and Hengdali, to New Stonehenge Limited for a total of $ 8,500,000. On September 27, 2025, the Company signed an amend repayment agreement, per the amend agreement, the company has waived its right to collect interest and New Stonehenge Limited is required to repay the full amount before April 28, 2027. As of March 31, 2026, total balance of note receivables was $ 5,255,000.